Earnings (loss) per share - Antidilutive securities excluded from the calculation of diluted EPS (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from calculation of diluted EPS	207,716	393,237	105,453	356,634	320,553
Service-Based Share Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from calculation of diluted EPS	1,037,320	498,809	840,402	608,914	0